SUPPLEMENT

dated April 18, 2019 to the

PROSPECTUS

and the

STATEMENT OF ADDITIONAL INFORMATION

dated May 31, 2018

Yorktown Capital Income Fund

Yorktown Short Term Bond Fund

Yorktown Multi-Asset Income Fund

(Class A, Class L and Institutional Class Shares)

Effective April 10, 2019, Mr. John P. Tener will serve as a portfolio manager responsible for the day-to-day investment activities of the Yorktown Capital Income Fund, Yorktown Short Term Bond Fund, and Yorktown Multi-Asset Income Fund. Accordingly, the Prospectus is revised as follows:

The Section titled “Portfolio Managers” regarding Yorktown Capital Income Fund on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in July 2004. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Brentz East, Securities Analyst, has acted as Portfolio Manager to the Fund since 2011. Barry D. Weiss, Portfolio Manager and Mr. John P. Tener, Portfolio Manager have acted as Portfolio Managers to the Fund since 2019.

The Section titled “Portfolio Managers” regarding Yorktown Short Term Bond Fund on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1997. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Barry D. Weiss, Portfolio Manager and Mr. John P. Tener, Portfolio Manager have acted as Portfolio Managers to the Fund since 2019.

The Section titled “Portfolio Managers” regarding Yorktown Multi-Asset Income Fund on page 31 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers – David D. Basten, President and Chief Investment Officer, has served as Portfolio Manager to the Fund since its inception in 1997. David M. Basten, Portfolio Manager, has acted as Portfolio Manager to the Fund since 2005. Barry D. Weiss, Portfolio Manager and Mr. John P. Tener, Portfolio Manager have acted as Portfolio Managers to the Fund since 2019.

The first three subsections appearing under the Section titled “The Portfolio Managers” which begins on page 71 of the Prospectus are deleted in their entirety and replaced with the following:

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The Portfolio Managers

All Funds except the Small Cap and Mid Cap Funds

Mr. David D. Basten is the Adviser’s Chief Investment Officer and a Portfolio Manager for the Funds, having served in that capacity since commencement of each Fund’s operations. Mr. David D. Basten is President and Director of the Adviser, Managing Partner of Waimed Enterprises, LLC and partner of Downtown Enterprises.

Mr. David M. Basten has served as Portfolio Manager since 2005 and prior to that held various positions at the Adviser, including as a securities analyst.

Capital Income Fund

In addition to Mr. David D. Basten and Mr. David M. Basten, Mrs. Brentz East and Mr. Barry D. Weiss, CFA serve as Portfolio Managers on the Capital Income Fund. Mrs. East has served as Portfolio Manager since 2011 and prior to that held various positions at the Adviser, including as a securities analyst. Mr. Weiss has served as Portfolio Manager since 2019 and prior to that was a Senior Director with the Kroll Bond Rating Agency from 2016 through March 2019. Mr. Weiss was Director for Fund Ratings at Standard & Poor’s Rating Services from 2013 through 2016. Mr. Tener has served as Portfolio Manager since 2019 and prior to that was a Portfolio Manager for Atlantic Capital Management from 2013 through April 2019.

Growth Fund and Master Allocation Fund

In addition to Mr. David D. Basten and Mr. David M. Basten, Mrs. Brentz East serves as Portfolio Manager on the Growth Fund and the Master Allocation Fund. Mrs. East has served as Portfolio Manager since 2011 and prior to that held various positions at the Adviser, including as a securities analyst.

Short Term Bond Fund and Multi-Asset Income Fund

In addition to Mr. David D. Basten and Mr. David M. Basten, Mr. Barry D. Weiss and Mr. John P. Tener serve as Portfolio Managers on the Short Term Bond Fund and the Multi-Asset Income Fund.

Please retain this supplement with your records.

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